Investment Portfolio	as of January 31, 2022 (Unaudited)
DWS Global Macro Fund
	Shares	Value ($)

Common Stocks 54.5%
France 10.2%
Alstom SA	55,557	1,807,342
AXA SA	157,195	4,965,938
BNP Paribas SA	48,000	3,435,581
Bureau Veritas SA	19,969	569,224
Capgemini SE	5,257	1,178,639
Danone SA	30,000	1,867,994
EssilorLuxottica SA	8,000	1,513,269
Orange SA	175,361	2,062,502
Sanofi	23,544	2,462,245
Veolia Environnement SA	71,223	2,569,846
Vinci SA	12,000	1,315,847
(Cost $21,176,280)		23,748,427
Germany 13.8%
BASF SE	35,929	2,746,101
Bayer AG (Registered)	51,000	3,106,930
BioNTech SE (ADR)*	2,500	430,200
Deutsche Post AG (Registered)	21,122	1,269,053
Deutsche Telekom AG (Registered)	365,000	6,874,924
E.ON SE	467,679	6,443,745
Evonik Industries AG	77,581	2,531,410
Infineon Technologies AG	73,972	3,053,314
ProSiebenSat.1 Media SE	35,660	555,509
Volkswagen AG (Preference)	15,866	3,310,109
Vonovia SE	30,229	1,717,025
(Cost $27,545,624)		32,038,320
Ireland 0.7%
Medtronic PLC (a) (Cost $1,660,444)	15,562	1,610,511
Italy 0.7%
Enel SpA (Cost $2,017,934)	214,943	1,646,331
Japan 2.4%
Daikin Industries Ltd.	2,700	567,505
Panasonic Corp.	104,600	1,154,675
Secom Co., Ltd.	7,500	530,168
Takeda Pharmaceutical Co., Ltd.	86,900	2,525,916
Yaskawa Electric Corp.	20,100	846,836
(Cost $6,217,337)		5,625,100
Korea 0.8%
Samsung Electronics Co., Ltd. (Cost $1,333,496)	27,875	1,733,791
Netherlands 2.1%
ASML Holding NV	2,185	1,478,673

Koninklijke Ahold Delhaize NV	49,190	1,591,553
Koninklijke Philips NV	52,026	1,724,696
(Cost $5,291,377)		4,794,922
Spain 0.9%
Red Electrica Corp. SA (b) (Cost $1,853,863)	98,909	1,993,708
Switzerland 3.8%
Nestle SA (Registered)	30,749	3,968,443
Novartis AG (Registered)	20,602	1,787,084
Roche Holding AG (Genusschein)	4,994	1,935,357
TE Connectivity Ltd. (a)	8,479	1,212,582
(Cost $6,793,589)		8,903,466
Taiwan 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $2,241,590)	227,000	5,217,947
United Kingdom 3.5%
Allfunds Group PLC*	9,449	132,439
Compass Group PLC	69,707	1,582,664
Linde PLC (a)	6,429	2,048,794
Smith & Nephew PLC	46,000	783,436
Unilever PLC	12,900	658,047
Vodafone Group PLC	1,728,277	3,025,144
(Cost $7,798,685)		8,230,524
United States 13.4%
Alphabet, Inc. "A"*	1,794	4,854,690
Amazon.com, Inc.*	507	1,516,675
American Express Co.	6,541	1,176,203
Amgen, Inc.	6,917	1,571,127
AT&T, Inc.	131,588	3,355,494
CVS Health Corp.	10,113	1,077,136
Johnson & Johnson	14,983	2,581,421
JPMorgan Chase & Co.	18,611	2,765,595
Microsoft Corp.	15,648	4,866,215
Netflix, Inc.*	3,547	1,515,066
PayPal Holdings, Inc.*	5,000	859,700
Pfizer, Inc.	45,408	2,392,547
Pinterest, Inc. "A"*	38,983	1,152,337
T-Mobile U.S., Inc.*	3,302	357,177
Visa, Inc. "A"	5,265	1,190,785
(Cost $25,082,952)		31,232,168
Total Common Stocks (Cost $109,013,171)		126,775,215
		Principal Amount ($) (c)	Value ($)

Bonds 18.2%
France 0.2%
BNP Paribas SA, REG S, 3-month EURIBOR + 0.85%, 0.262% (d), 9/22/2022 (Cost $396,272)	EUR	357,000	403,041

Germany 3.0%
KFW Government Guarantee, REG S, 0.125%, 5/16/2023		3,485,000	3,445,805
Kreditanstalt fuer Wiederaufbau, 0.25%, 10/19/2023		3,485,000	3,432,806
(Cost $6,929,224)			6,878,611
Norway 0.7%
Norway Government Bond, Series 475, REG S, 144A, 2.0%, 5/24/2023 (Cost $1,501,720)	NOK	13,708,000	1,554,260
Russia 0.5%
Russian Federal Bond - OFZ, 7.0%, 8/16/2023 (Cost $1,615,187)	RUB	100,000,000	1,248,109
Turkey 0.3%
Republic of Turkey:
3.25%, 6/14/2025	EUR	200,000	216,992
5.125%, 3/25/2022		200,000	200,566
6.25%, 9/26/2022		200,000	203,488
7.375%, 2/5/2025		80,000	81,643
(Cost $688,544)			702,689
United States 13.5%
AbbVie, Inc., 2.95%, 11/21/2026		3,000,000	3,085,134
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	184,201
Coty, Inc.:
REG S, 4.0%, 4/15/2023	EUR	1,800,000	2,007,044
144A, 6.5%, 4/15/2026 (b)		900,000	911,394
DISH DBS Corp., 7.75%, 7/1/2026		40,000	41,164
Howmet Aerospace, Inc., 5.125%, 10/1/2024		1,540,000	1,609,300
Netflix, Inc.:
4.625%, 5/15/2029	EUR	185,000	251,454
6.375%, 5/15/2029		100,000	119,375
U.S. Treasury Bills, 0.375% (e), 5/19/2022 (f)		7,000,000	6,994,429
U.S. Treasury Notes:
0.125%, 11/30/2022		5,000,000	4,976,367
0.875%, 9/30/2026		2,000,000	1,934,766
2.375%, 5/15/2029		4,000,000	4,172,031
2.75%, 4/30/2023		4,000,000	4,090,313
VeriSign, Inc., 5.25%, 4/1/2025		300,000	326,571
Verizon Communications, Inc., 2.625%, 8/15/2026		800,000	813,805
(Cost $31,465,523)			31,517,348
Total Bonds (Cost $42,596,470)			42,304,058
	Shares	Value ($)

Exchange-Traded Funds 7.0%
iShares JPMorgan EM Local Government Bond ETF	90,000	4,558,040
iShares Nasdaq Biotechnology ETF	9,000	1,186,740
SPDR Gold MiniShares Trust *	546,500	9,771,420
WisdomTree Artificial Intelligence UCITS ETF *	12,117	741,337
Total Exchange-Traded Funds (Cost $17,068,491)		16,257,537

Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (g) (h) (Cost $3,041,370)	3,041,370	3,041,370

Cash Equivalents 18.1%
DWS Central Cash Management Government Fund, 0.05% (g) (Cost $42,067,298)	42,067,298	42,067,298

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $213,786,800)	99.1	230,445,478
Other Assets and Liabilities, Net	0.9	2,068,865
Net Assets	100.0	232,514,343
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (g) (h)
2,897,670	143,700 (i)	—	—	—	9,635	—	3,041,370	3,041,370
Cash Equivalents 18.1%
DWS Central Cash Management Government Fund, 0.05% (g)
47,885,794	26,144,626	31,963,122	—	—	4,174	—	42,067,298	42,067,298
50,783,464	26,288,326	31,963,122	—	—	13,809	—	45,108,668	45,108,668
*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2022 amounted to $2,902,932, which is 1.3% of net assets.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At January 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
EURIBOR: Euro Interbank Offered Rate
OFZ: Obigatyi Federal novo Zaima (Federal Loan Obligations)
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.
Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund's investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund's current prospectus.
At January 31, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/22/2022	60	7,757,952	7,678,125	79,827
DAX Index	EUR	3/18/2022	23	10,075,034	9,950,737	124,297
NASDAQ 100 E-Mini Index	USD	3/18/2022	15	4,788,030	4,471,500	316,530
S&P 500 E-Mini Index	USD	3/18/2022	78	18,174,591	17,566,575	608,016
U.S. Treasury Long Bond	USD	3/22/2022	50	7,890,494	7,781,250	109,244
Total unrealized appreciation						1,237,914
At January 31, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	3,167,070	GBP	2,359,761	2/28/2022	5,990	JPMorgan Chase Securities, Inc.
USD	6,595,962	NOK	59,117,507	2/28/2022	47,592	Citigroup, Inc.
Total unrealized appreciation					53,582
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	54,181,866	USD	60,708,180	2/28/2022	(196,482)	Royal Bank of Canada
RUB	74,153,136	USD	933,792	2/28/2022	(18,737)	Toronto-Dominion Bank
EUR	1,975,102	USD	2,204,123	2/28/2022	(16,046)	Citigroup, Inc.
Total unrealized depreciation					(231,265)
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
RUB	Russian Ruble
USD	United States Dollar

At January 31, 2022 the DWS Global Macro Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks and Corporate Bonds
Health Care	27,073,740	19%
Communication Services	23,794,007	17%
Information Technology	22,302,851	15%
Financials	19,757,408	14%
Utilities	12,653,630	9%
Consumer Discretionary	11,268,637	8%
Consumer Staples	8,997,431	6%
Industrials	8,515,275	6%
Materials	7,326,305	5%
Real Estate	1,717,025	1%
Total	143,406,309	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$23,748,427	$—	$23,748,427
Germany	430,200	31,608,120	—	32,038,320
Ireland	1,610,511	—	—	1,610,511
Italy	—	1,646,331	—	1,646,331
Japan	—	5,625,100	—	5,625,100
Korea	—	1,733,791	—	1,733,791
Netherlands	—	4,794,922	—	4,794,922
Spain	—	1,993,708	—	1,993,708
Switzerland	1,212,582	7,690,884	—	8,903,466
Taiwan	—	5,217,947	—	5,217,947
United Kingdom	2,048,794	6,181,730	—	8,230,524
United States	31,232,168	—	—	31,232,168
Bonds	—	42,304,058	—	42,304,058
Exchange-Traded Funds	10,958,160	5,299,377	—	16,257,537
Short-Term Investments (a)	45,108,668	—	—	45,108,668
Derivatives (b)
Futures Contracts	1,237,914	—	—	1,237,914
Forward Foreign Currency Contracts	—	53,582	—	53,582
Total	$93,838,997	$137,897,977	$—	$231,736,974
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(231,265)	$—	$(231,265)
Total	$—	$(231,265)	$—	$(231,265)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Equity Contracts	$ —	$ 1,048,843
Interest Rate Contracts	$ —	$ 189,071
Foreign Exchange Contracts	$ (177,683)	$ —
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGMF-PH1
R-080548-1 (1/23)